Company financial information	12 Months Ended
Dec. 31, 2018
Company financial information
Company financial information

27. Company financial information

This note has been included in these financial statements in accordance with the requirements of Regulation S‑X rule 12.04 Condensed financial information of registrant. The financial information provided below relates to the individual company financial statements for ARD Finance S.A. as presented in accordance with IFRS as issued by the IASB.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

The functional currency of the Company is euro and accordingly, the Company financial information set out below is presented in euro.

i)	Statement of financial position

	At December 31,
	2018	2017
	€'m	€'m
Non-current assets
Investments in subsidiary undertakings	900	882
Receivables from subsidiary undertaking	672	642
	1,572	1,524
Current assets
Receivables from subsidiary undertaking	20	8
Cash and cash equivalents	31	32
	51	40
Total assets	1,623	1,564
Equity attributable to owners of the parent
Issued capital	—	—
Retained earnings	81	54
Total equity	81	54
Non-current liabilities
Borrowings	1,512	1,479
	1,512	1,479
Current liabilities
Interest payable	30	31
	30	31
Total liabilities	1,542	1,510
Total equity and liabilities	1,623	1,564

ii)	Statement of comprehensive income

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
Dividend income	86	133	270
Finance expense	(106)	(111)	(31)
Finance income	47	50	14
Profit before tax	27	72	253
Income tax	—	—	—
Profit and total comprehensive income for the year	27	72	253

iii)	Statement of cash flows

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
Cash flows from operating activities
Cash generated from operations	—	—	—
Related party interest received	35	54	—
Interest paid	(102)	(105)	—
Net cash used in operating activities	(67)	(51)	—
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	—	(3)	(404)
Contribution to subsidiary undertaking	(18)	(45)	(431)
Dividends received	86	133	270
Loans granted to subsidiary undertakings	—	—	(679)
Net cash received from/(used in) investing activities	68	85	(1,244)
Cash flows from financing activities
Net proceeds from borrowings	—	—	1,529
Dividends paid	—	(3)	(270)
Deferred debt issue costs paid	—	(3)	(12)
Net cash (outflow)/inflow from financing activities	—	(6)	1,247
Net increase in cash and cash equivalents	1	28	3
Cash and cash equivalents at the beginning of the year	32	4	1
Exchange losses on cash and cash equivalents	(2)	—	—
Cash and cash equivalents at the end of the year	31	32	4

iv)	Maturity analysis of the Company’s borrowings

At December 31, 2018, the Company had €1,512 million of borrowings (2017: €1,479 million) which are due to mature in 2023.

v)	Distributions paid and received

During the year ended December 31, 2018 the Company received a dividend of €86 million (2017: €133 million, 2016: €270 million) from a subsidiary company. The Company also paid a dividend to its parent company of €nil million (2017: €3 million, 2016: €270 million).

vi)	Commitments and contingencies

The Company had no commitments and contingencies at December 31, 2018 (2017: €nil).

vii)	Additional information

The following reconciliations are provided as additional information to satisfy the Schedule I SEC Requirements for parent‑only financial information, and are presented in both euro and U.S. dollars.

	Year ended December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	27	72	253
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(253)	(41)	(408)
Consolidated IFRS (loss)/profit for the year	(226)	31	(155)

	At December 31,
	2018	2017	2016
	€'m	€'m	€'m
IFRS equity reconciliation:
Parent only—IFRS equity	81	54	(15)
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(2,911)	(2,583)	(2,975)
Consolidated—IFRS equity	(2,830)	(2,529)	(2,990)

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS profit/(loss) reconciliation:
Parent only—IFRS profit for the year	32	81	280
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(295)	(40)	(452)
Consolidated IFRS (loss)/profit for the year	(263)	41	(172)

	At December 31,
	2018	2017	2016
	$'m	$'m	$'m
IFRS equity reconciliation:
Parent only—IFRS equity	93	65	(16)
Additional loss if subsidiaries had been accounted for using the equity method of accounting as opposed to cost	(3,333)	(3,207)	(3,134)
Consolidated—IFRS equity	(3,240)	(3,142)	(3,150)